LEASE (Details) - Right-of use asset [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating lease costs	$ 35	$ 32
Cash paid for operating cash flows from operating leases	35	30
Right-of-use assets obtained in exchange for new operating lease liability	$ 0	$ 111
Weighted-average remaining lease term - operating lease (years)	1 year 6 months 29 days	2 years 6 months 29 days
Weighted-average discount rate - operating lease	7.50%	7.50%